Origination Review of Gregory Funding LLC Executive Summary Report

Opus Capital Markets Consultants, LLC

November 6, 2019

100 Tri-State International – Suite 300A I Lincolnshire, IL 60069 I www.opuscmc.com I 224-632-1300

TABLE OF CONTENTS

Opus CMC Biography	2

Background and Scope Methodology	3

Summary of Findings	3

Compliance Review	4

Data Integrity Review	10

Conclusion	22

Disclaimer	23

Exhibit A: Initial Exception Summary	24

Exhibit B: High Cost Regulation Summary	26

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OPUS CMC BIOGRAPHY

Opus Capital Markets Consultants, LLC (“Opus CMC”) is a wholly owned subsidiary of Wipro Ltd, a global information technology, consulting, and outsourcing company. Opus CMC was established February 2005, with the goal of becoming the premier provider of risk mitigation solutions to the financial services industry.

Since inception, Opus CMC has quickly risen to the ranks of the most successful and trusted due diligence providers in the industry. Our commitment to delivering a quality work product with an unsurpassed level of customer service has been the foundation of our success.

Opus CMC’s management team is best-in-class with diverse industry experience that ranges from front line loan origination to secondary market trading and institutional risk management. It is this experience and depth of knowledge that has driven the development of the most versatile, flexible and dynamic due diligence system available to the market. OpusFirst, Opus CMC’s proprietary due diligence application, offers an array of customizable client and product review scopes. Our experience, flexibility and superior technology are the framework for the future of residential mortgage due diligence.

The company is headquartered in Lincolnshire, IL and maintains central underwriting facilities in Brookfield, WI, Fort Lauderdale and Jacksonville, FL. The company has been engaged to provide loan level due diligence services and operational consulting for various government agencies, government sponsored enterprises, seven of the ten top US banks among a variety of other market participants including; hedge funds, bond insurers, credit rating agencies, mortgage insurance companies and mortgage banks.

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BACKGROUND AND SCOPE METHODOLOGY

This report summarizes the findings of a loan level due diligence review on a random sample of loans that funded by Gregory Funding. Aspen Capital engaged Opus CMC to complete the assignment through a review of imaged documents made available by Aspen.

Opus CMC completed the review of 197 sample loan files chosen by Aspen to confirm the presence of critical and supporting documentation. In addition, Opus CMC completed a compliance review to identify any material compliance deficiencies as well as completed an audit of designated data fields to ensure the accuracy of tape data.

Upon completion the loan file review, Opus CMC assigned an Event Level rating to each loan based on the following guidelines:

Event Level 1: No material compliance deficiencies were noted

Event Level 2: A non-critical deficiency was noted

Event Level 3: A material compliance deficiency was noted or critical documentation necessary to accurately complete the review was missing

The detailed scope of these reviews and a summary of the results are provided in the Summary of Findings.

SUMMARY OF FINDINGS

Loan File Review Final Overall Results
Event Level	Loan Counts	% of Total Sample
1	55	28.00%
2	118	60.00%
3	24	12.00%
Grand Total	197	100.00%

Opus CMC’s initial review noted critical missing documents or compliance exceptions in 51 (26.00%) of the loan population. During the rebuttal period, Aspen was able to provide all missing documentation requested and was able to provide supporting documentation for all of the higher level compliance exceptions noted except for 24 loans.

55 (28.00%) of the sample loans are currently graded an Event Level 1 and now are compliant with all state and federal regulations. 118 (60.00%) loans remain an Event Level 2. 24 (12.00%) loans remain as an Event Level 3.

24 loans are missing the final HUD-1, therefore, high cost testing could not be completed. A summary of the initial review findings is located in Exhibit A.

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COMPLIANCE REVIEW

Opus CMC performed a compliance review on all of the sample loans in order to verify that each loan was originated in compliance with applicable federal, state and local anti-predatory lending statutes. If a loan was found to exceed applicable thresholds, additional testing was conducted to confirm additional criteria were met and proper disclosure was provided to the borrower. Opus CMC reviewed all 197 sample loan files and found 173 of the loans to be compliant with applicable laws noted below.

To accomplish this, Opus CMC captured all itemized closing fees as shown on the final HUD/Closing Disclosure, or other acceptable settlement statement, as well as other data elements necessary to generate accurate high cost threshold testing results.1 Annual Percentage Rates were recalculated based on the actual data in the file.

Each sample loan file was subject to a post-closing regulatory compliance review to verify that each loan closed in compliance with the applicable federal, state and local anti-predatory lending statutes in effect at the time of origination of the Mortgage Loan and that the loans meet the applicable disclosure requirements provided under MDIA, the federal Truth in Lending Act (“TILA”), as amended by HOEPA, 15 U.S.C. § 1601 et seq., as implemented by Regulation Z, 12 C.F.R. Part 226; (ii) Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603, as implemented by Regulation X, 24 C.F.R. Part 3500; (iii) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06; (iv) the disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations; and (v) the disclosure requirements and prohibitions of the applicable state, county and municipal laws and ordinances that were enacted to combat predatory lending

✓	Section 32/HOEPA. Review included but was not necessarily limited to:

➢	APR test
➢	HPML test
➢	Points and Fees test
➢	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
➢	Review and confirm documentation type (i.e. full, stated, no ratio)
➢	Review for evidence of prepayment penalty
➢	Verification of Debt to Income conformity, when necessary.

✓	Federal Truth in Lending Act/Regulation Z. Review included, but was not necessarily limited to:

➢	A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel, if applicable. A review and comparison of the initial and final TIL with a report outlining any TILA violations. Review included a re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: Review included a verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3 day rescission period was adequately provided to the borrower(s).

1 Where applicable, Opus CMC used a hierarchy of documentation to identify the correct lender of record date for use in evaluating compliance results (i.e. credit report, Initial 1003 then initial disclosures).

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RESPA/Regulation X: Each mortgage loan was reviewed to ensure compliance with the January 1, 2010 or most current amendments to Regulation X. The RESPA/Regulation X review consisted of the following:

Good Faith Estimate (GFE) and Final HUD-1 Settlement Statement:

➢	Good Faith Estimate (GFE): Opus CMC confirmed compliance with current RESPA requirements in effect at origination of the Mortgage Loan including

o	Confirm the presence of the current GFE form in effect at the time of origination.
o	Verify the GFE was provided to the borrower(s) within three days of “Application”.
▪	Application shall be defined by Regulation X and generally be considered complete when the following conditions are met (a) Borrower(s) First and Last Name (b) Borrower(s) Social Security Number (to enable the loan originator to obtain a credit report) (c) Subject Property Address (including “To Be Determined”) (d) Mortgage Loan Amount Sought (e) Estimation of Property Value (f) Monthly Income
o	Opus CMC verified that all Broker fees, including Yield Spread Premium (“YSP”) were accurately disclosed and reflected in the appropriate locations.
o	Fees were reviewed to ensure they are reasonable and customary fees for the lender and title and escrow companies and that those fees were accurately disclosed on the GFE and were reflected in the proper location on the document.
o	Analysis to determine whether a Changed Circumstance form is required to accompany each revised Good Faith Estimate (GFE)

➢	Final HUD-1: Opus CMC confirmed compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:

o	Confirm the presence of the current applicable Final HUD-1 form
o	Confirm the Final HUD-1 accurately lists all broker and YSP fees.

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➢	Good Faith Estimate (GFE) and Final HUD-1 analysis: Confirmed compliance with current RESPA requirements in effect at origination of the Mortgage Loan including:

o	Analysis of Origination fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (no variance)
o	Analysis of Third-Party fees disclosed on the Good Faith Estimate (GFE) and those charged to the borrower(s) on the Final HUD-1 (10% tolerance in variance)
o	Analysis to confirm all fees are accurately reflected in the correct tolerance category on the Good Faith Estimate (GFE) and Final HUD-1
o	Analysis to confirm lender accurately provided borrower adequate restitution in the event of tolerance violations and timelines for restitution/document correction were adhered to
o	Analysis to confirm loan terms are accurately disclosed between the Good Faith Estimate (GFE) and Final HUD-1
o	Analysis to confirm page 3 of the HUD-1 accurately reflects fees disclosed on the Good Faith Estimate (GFE) and Final HUD-1

Additional Regulation X Disclosures and Requirements: Opus CMC confirmed compliance with current RESPA documentation and timing requirements in effect at origination of the Mortgage Loan including

✓	High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, Opus CMC reviewed the anti-predatory lending statutes in the following states and local municipalities, as applicable. See Exhibit B for list of states and local municipalities reviewed.

➢	Higher Priced Mortgage Loans
o	Determine whether each loan would be considered a Higher Priced Mortgage Loan (“HPML”). A loan APR which exceeds the Average Prime Offer Rate by 1.50% or more percentage points on conforming First Liens and 3.50% or more percentage points on Second Liens. For FHA TQM, the formula is modified to be the Average Prime Offer Rate plus 1.15%, plus the monthly MI premium factor.
➢	Loan Originator Compensation
o	Verify disclosed compensation is permissible. Verify disclosed compensation in Points and Fees testing as appropriate. Verify Loan Originator and Loan Originator Organization licensing status as well as proper disclosure on the application, note and mortgage as per applicable Safe Act and Loan Originator regulations.

TRID (TILA RESPA Integrated Disclosures) – Truth in Lending Act/Regulation Z (as Amended by the TILA/RESPA Integrated Disclosures Act). Each mortgage loan will be reviewed to ensure compliance for applications received on or after 10/03/2015, or most current amendments to TILA and Regulation Z (TILA/RESPA Integrated Disclosure Rule).

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➢	Loan Estimate (LE):

o	Consultant will confirm compliance with current TILA requirements in effect at origination of the Mortgage Loan including:
•	Confirm the presence of the current Loan Estimate (LE) form in effect at the time of origination.
•	Verify the LE was provided to the borrower(s) within three days of “Application”.
o	Application shall be defined by §1026.2(a)(3) and generally be considered complete when the following six conditions are met:
•	Borrower(s) First and Last Name
•	Borrower(s) Social Security Number (to enable the loan originator to obtain a credit report)
•	Subject Property Address
•	Mortgage Loan Amount Sought € Estimation of Property Value
•	Monthly Income.
o	Verify the LE was provided to the borrower(s) at least 7 business days prior to loan consummation, unless the borrower provides appropriate waiver documentation to support an earlier closing based on a bona fide financial emergency
o	Consultant will verify that the creditor provided a revised estimate of a charge in the form of a revised LE (or at the time of delivery of the CD, depending on the loan circumstances) for any of the following reasons (1026.19€(3)(iv)) This may be repeated with revised Les and CDs as provided for legitimate change of circumstances and the timing for providing the document prior to or at the loan closing:
•	Changed circumstances. Changed Circumstances that cause the estimated settlement charges to increase or, in the case of estimated charges identified in section 1026.19€(3)(ii), cause the aggregate amount of such charges to increase by more than 10 percent. (1026.19€(3)(iv)(A)) For purposes of this and the following procedure, “changed circumstance” means:
▪	An extraordinary event beyond the control of any interested party or other unexpected event specific to the consumer or transaction (1026.19€(3)(iv)(A)(1));
▪	Information specific to the consumer or transaction that the creditor relied upon when providing the Loan Estimate and that was inaccurate or changed after the disclosures were provided (1026.19€(3)(iv)(A)(2));
▪	New information specific to the consumer or transaction that he creditor did not rely on when providing the original Loan Estimate (1026.19€(3)(iv)(A)(3)).
o	Changed circumstance affecting eligibility. The consumer is ineligible for an estimated charge previously disclosed because a changed circumstance affected the consumer’s creditworthiness or the value of the security for the loan. (1026.19€(3)(iv)(B)).
o	Revisions requested by the consumer. The consumer requests revisions to the credit terms or the settlement that cause an estimated charge to increase. (1026.19€(3)(iv)€).
o	Interest rate dependent charges. The points or lender credits change because the interest rate was not locked when the Loan Estimate was provided. (1026.19€(3)(iv)(D)).

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➢	Closing Disclosure (CD):

o	Consultant will confirm compliance with current TILA requirements in effect at origination of the Mortgage Loan including (also see Section 3.1.4.9 for details):
•	Confirm the presence of the current applicable Closing Disclosure (CD);
•	Confirm the CD accurately lists all fees.
•	Confirm receipt of the initial CD at least 3 days prior to consummation
o	Loan Estimate (LE) and Closing Disclosure (CD) analysis: Confirm compliance with current TILA requirements in effect at origination of the Mortgage Loan including fees with no variance, fees with a 10% tolerance and fees with no tolerance:
o	Analysis of fees disclosed on the LE and those charged to the borrower(s) on the CD subject to no variance:
•	Charges paid to Lender including points
•	Charges paid to mortgage broker
•	Third Party charges paid to an affiliate of lender or mortgage broker
•	Third Party charges for which the lender does not permit the borrower to shop
•	Transfer Taxes
•	Lender credits (test is greater than or equal to)
o	Analysis of fees disclosed on the LE and those charged to the borrower(s) on the CD (10% tolerance):
•	Charges for Third Party services where the charges are not paid to the Lender, mortgage broker or an affiliate of Lender or mortgage
•	Charges where the borrower is permitted by the lender to shop for Third Party services AND the borrower selects a Third Party service provider from the Lender’s Written List of Service Providers
•	Recording Fees
o	Analysis of fees disclosed on the LE and those charged to the borrower(s) on the CD (no tolerance)
•	Prepaid Interest
•	Property Insurance
•	Amounts placed in escrow, impound, reserves
•	Charges where the borrower is permitted by the lender to shop for Third Party services AND the borrower selects a Third Party service provider not on the Lender’s Written List of Service Providers, and not an affiliate of Lender or mortgage broker
•	Charges for Third Party services not required by Lender, including owner’s title insurance, even if paid to an affiliate of Lender or mortgage broker.

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o	Analysis to confirm all fees are accurately reflected in the correct tolerance category on the LE and CD
o	Analysis to confirm lender accurately provided borrower adequate restitution in the event of tolerance violations and timelines for restitution/document correction were adhered to.
o	Analysis to confirm loan terms are accurately disclosed between the LE and CD.
o	Consultant will confirm a version of the Written List of Service Providers (“WLSP”) as published in the Appendix to Regulation Z was delivered with the initial LE including those services borrower can shop and a revised WLSP was delivered when a revised LE based on a Change of Circumstances introduces additional services borrower is permitted to shop.
o	Consultant will verify the data disclosed by the Lender on the LE meets guidelines for accuracy and content for:
•	Timing Rules (3-day pre and 7-day post rules) as well as exception/waiver rules
•	General Terms
•	Loan Terms
•	Projected Payments (including minimum and maximum payment streams)
•	Closing Costs
•	Cash to Close
•	AP and AIR Table disclosures where appropriate
•	Comparisons – Calculated Disclosures for Five-Years, APR and Total Interest Percentage (TIP)
o	Consultant will verify the data disclosed by the Lender on the CD meets guidelines for accuracy timing and content for:
•	Timing Rules (3-day)
•	General Terms
•	Loan Terms
•	Projected Payments (including minimum and maximum payment streams)
•	Closing Costs
•	Cash to Close
•	AP and AIR Table disclosures where appropriate,
•	Loan Disclosures
•	Loan Calculations including APR, Finance Charges and Total Interest Percentage (TIP)
•	Other Disclosures
•	Contact Information including address, email, phone and license
•	Proper execution by all borrowers
•	Proper acknowledgement of receipt of copy of the CD by each party with a vested interest in the property for refinance transactions

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Data Integrity Review

Opus CMC was provided a data file with loan level data, which was audited against origination documents to determine the accuracy of this data.

138 loans had data noted in the origination review different than that supplied on tape.

Loan #	Data Field	Tape Data	Review Data

XXX	Original Payment	$777.00	$777.45
XXX	Amortizaton Term	604	480
XXX	Maturity Date	XX/XX//2057	XX/XX//2046
XXX	Amortizaton Term	363	360
XXX	Maturity Date	XX/XX/2037	XX/XX/2037
XXX	Original Payment	$1,562.00	$1,562.35
XXX	Units	XXX	XXX
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX/2052	XX/XX/2037
XXX	Original Payment	$1,084.00	$1,083.67
XXX	Amortizaton Term	546	360
XXX	Maturity Date	XX/XX/2052	XX/XX/2036
XXX	Original Payment	$1,778.00	$1,778.03
XXX	Amortizaton Term	361	360
XXX	Maturity Date	XX/XX//2028	XX/XX//2028
XXX	Zip Code	XXX	XXX
XXX	Loan Type	30 Yr. Fixed	5 Yr. IO ARM
XXX	Maturity Date	XX/XX/2044	XX/XX/2038
XXX	Note Date	7/XX/2008	7/XX/2008
XXX	Loan Term	360	300
XXX	Note Date	1/XX/2010	1/XX/2010
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX/2052	XX/XX/2038
XXX	Loan Type	Other ARM	5 Yr. IO ARM
XXX	Note Date	5/XX/2011	5/XX/2011

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Loan #	Data Field	Tape Data	Review Data

XXX	Property Type	Single Family Detached	2 Family
XXX	Units	XXX	XXX
XXX	Original Payment	$3,373.00	$3,372.72
XXX	Sales Price	$XXX	$XXX
XXX	Amortizaton Term	589	360
XXX	Maturity Date	XX/XX/2056	XX/XX/2037
XXX	Original Payment	$5,836.00	$5,835.73
XXX	Maturity Date	XX/XX/2045	XX/XX/2043
XXX	Note Date	1/XX/2013	1/XX/2013
XXX	Original Payment	$2,018.23	$2,938.99
XXX	Amortizaton Term	243	240
XXX	Maturity Date	XX/XX/2026	XX/XX2026
XXX	Maturity Date	XX/XX2056	XX/XX/2041
XXX	Amortizaton Term	505	360
XXX	Loan Type	30 Yr. Fixed	10/1 or 10/6 Mos ARM
XXX	Maturity Date	XX/XX/2049	XX/XX2037
XXX	Original Payment	$749.14	$1,451.68
XXX	Original Payment	$460.00	$460.22
XXX	Amortizaton Term	533	360
XXX	Maturity Date	XX/XX/2051	XX/XX/2037
XXX	Original Payment	$466.00	$465.86
XXX	Original Payment	$792.00	$792.07
XXX	Original Payment	$3,061.00	$3,060.69
XXX	Amortizaton Term	566	480
XXX	Loan Term	360	480
XXX	Maturity Date	XX/XX/2054	XX/XX/2047
XXX	Original Payment	$2,226.00	$2,225.74
XXX	Sales Price	$XXX	$XXX

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Loan #	Data Field	Tape Data	Review Data

XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	25 Yr. Fixed
XXX	Note Date	4/XX/2008	4/XX/2008
XXX	Original Balance	$XXX	$XXX
XXX	Note Date	4/XX/2008	4/XX/2008
XXX	Amortizaton Term	589	480
XXX	Loan Term	360	480
XXX	Maturity Date	XX/XX/2056	XX/XX/2046
XXX	Original Payment	$812.00	$812.28
XXX	Original Payment	$1,937.50	$2,821.43
XXX	Original Payment	$979.00	$978.73
XXX	Original Payment	$822.00	$821.69
XXX	Original Payment	$4,699.00	$4,698.73
XXX	Property Address	XXX	XXX
XXX	Original Payment	$591.00	$591.28
XXX	Property Type	Single Family Detached	2 Family
XXX	Units	XXX	XXX
XXX	Amortizaton Term	708	360
XXX	Maturity Date	XX/XX/2025	XX/XX/2025
XXX	Original Payment	$441.37	$383.09
XXX	Amortizaton Term	363	360
XXX	Maturity Date	XX/XX/2037	XX/XX/2037
XXX	Original Payment	$1,199.00	$1,198.63
XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	25 Yr. Fixed
XXX	Note Date	1/XX/2004	1/XX/2004
XXX	Original Balance	$XXX	$XXX
XXX	Amortizaton Term	565	360
XXX	Maturity Date	XX/XX/2057	XX/XX/2031

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Loan #	Data Field	Tape Data	Review Data

XXX	Original Payment	$529.71	$694.98
XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	Other Fixed
XXX	Original Payment	$659.00	$658.91
XXX	Note Date	6/XX/2008	6/XX/2008
XXX	Zip Code	XXX	XXX
XXX	Property Address	XXX	XXX
XXX	Amortizaton Term	557	360
XXX	Maturity Date	XX/XX/2054	XX/XX/2037
XXX	Original Payment	$961.00	$960.69
XXX	Amortizaton Term	507	480
XXX	Loan Term	360	480
XXX	Maturity Date	XX/XX/2050	XX/XX2048
XXX	Amortizaton Term	361	360
XXX	First Payment Date	XX/XX/2005	XX/XX/2005
XXX	Maturity Date	XX/XX/2035	XX/XX/2035
XXX	Note Date	10/XX/2005	10/XX/2005
XXX	Original Balance	$XXX	$XXX
XXX	Note Date	6/XX/2011	6/XX/2011
XXX	Original Payment	$380.73	$475.98
XXX	Amortizaton Term	596	360
XXX	Maturity Date	XX/XX/2057	XX/XX/2037
XXX	Sales Price	$XXX	$XXX
XXX	Original Payment	$1,579.00	$1,579.29
XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	25 Yr. Fixed
XXX	Note Date	8/XX/2007	7/XX/2007
XXX	Original Balance	$XXX	$XXX
XXX	Property City	XXX	XXX
XXX	Original Payment	$656.00	$656.41

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Loan #	Data Field	Tape Data	Review Data

XXX	Original Payment	$1,162.00	$1,161.78
XXX	Amortizaton Term	613	360
XXX	Maturity Date	XX/XX//2056	XX/XX/2035
XXX	Original Payment	$729.00	$729.47
XXX	Amortizaton Term	385	240
XXX	Maturity Date	XX/XX/2039	XX/XX/2027
XXX	Original Payment	$1,572.05	$1,572.06
XXX	Amortizaton Term	541	360
XXX	Maturity Date	XX/XX/2055	XX/XX/2040
XXX	Property City	XXX	XXX
XXX	Original Payment	$583.00	$583.31
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX//2051	XX/XX//2037
XXX	Amortizaton Term	594	339
XXX	First Payment Date	XX/XX/2007	XX/XX/2009
XXX	Loan Term	360	339
XXX	Maturity Date	XX/XX//2057	XX/XX//2037
XXX	Note Date	6/XX/2007	4/XX/2009
XXX	Original Balance	$XXX	$XXX
XXX	Original Payment	$1,839.27	$1,457.40
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX//2048	XX/XX//2036
XXX	Note Date	2/XX/2008	1/XX/2008
XXX	First Payment Date	XX/XX/1997	XX/XX/1997
XXX	Loan Term	360	78
XXX	Loan Type	30 Yr. Fixed	Other Balloon
XXX	Maturity Date	XX/XX//2027	XX/XX/2004
XXX	Original Payment	$752.14	$855.86

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Loan #	Data Field	Tape Data	Review Data

XXX	Amortizaton Term	363	360
XXX	Maturity Date	XX/XX//2034	XX/XX//2034
XXX	Sales Price	$XXX	$XXX
XXX	Loan Term	300	360
XXX	Loan Term	300	240
XXX	Sales Price	$XXX	$XXX
XXX	Amortizaton Term	463	360
XXX	Maturity Date	XX/XX//2046	XX/XX//2037
XXX	Original Payment	$1,577.00	$1,577.15
XXX	Loan Term	360	300
XXX	Note Date	5/XX/2008	5/XX/2008
XXX	Original Payment	$5,457.00	$5,457.42
XXX	Original Payment	$1,094.00	$1,094.30
XXX	Original Payment	$1,940.00	$1,939.51
XXX	Amortizaton Term	575	360
XXX	Maturity Date	XX/XX//2054	XX/XX//2036
XXX	Original Payment	$1,530.00	$1,529.61
XXX	Original Payment	$1,301.00	$1,301.03
XXX	Zip Code	XXX	XXX
XXX	Amortizaton Term	597	360
XXX	Maturity Date	XX/XX/2056	XX/XX//2036
XXX	Original Payment	$838.00	$838.33
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX//2049	XX/XX//2037
XXX	Original Payment	$698.00	$698.45
XXX	Loan Term	360	300
XXX	Original Payment	$472.00	$471.61
XXX	Sales Price	$XXX	$XXX

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Loan #	Data Field	Tape Data	Review Data

XXX	Amortizaton Term	483	360
XXX	Maturity Date	XX/XX/2053	XX/XX//2038
XXX	Amortizaton Term	364	360
XXX	Maturity Date	XX/XX//2030	XX/XX//2030
XXX	Note Date	2/XX/2000	1/XX/2000
XXX	Original Balance	$XXX	$XXX
XXX	Original Payment	$437.00	$437.36
XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	25 Yr. Fixed
XXX	Maturity Date	XX/XX//2027	XX/XX//2027
XXX	Note Date	10/XX/2002	10/XX/2002
XXX	Original Balance	$XXX	$XXX
XXX	Original Payment	$704.14	$352.07
XXX	Original Payment	$736.00	$736.17
XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	Other Fixed
XXX	Maturity Date	XX/XX//2031	XX/XX//2031
XXX	Note Date	9/XX/2006	9/XX/2006
XXX	Amortizaton Term	615	360
XXX	Maturity Date	XX/XX//2056	XX/XX//2035
XXX	Amortizaton Term	235	180
XXX	Maturity Date	XX/XX/2021	XX/XX//2017
XXX	Note Date	3/XX/2002	3/XX/2002
XXX	Original Balance	$XXX	$XXX
XXX	Original Payment	$485.65	$632.15
XXX	Original Payment	$488.00	$487.73
XXX	Original Payment	$525.00	$524.93
XXX	Amortizaton Term	615	360
XXX	Maturity Date	XX/XX//2054	XX/XX//2033
XXX	Amortizaton Term	636	360

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Loan #	Data Field	Tape Data	Review Data

XXX	Maturity Date	XX/XX//2057	XX/XX//2034
XXX	Original Payment	$654.00	$653.58
XXX	Amortizaton Term	362	360
XXX	Maturity Date	XX/XX//2037	XX/XX//2036
XXX	Original Payment	$567.00	$567.39
XXX	Loan Term	360	180
XXX	Loan Type	30 Yr. Fixed	15 Yr. Fixed
XXX	Note Date	8/XX/2007	8/XX/2007
XXX	Original Payment	$816.00	$815.74
XXX	Amortizaton Term	544	360
XXX	Maturity Date	XX/XX//2051	XX/XX//2035
XXX	Original Payment	$610.00	$609.92
XXX	Zip Code	XXX	XXX
XXX	Amortizaton Term	592	360
XXX	Maturity Date	XX/XX//2057	XX/XX//2037
XXX	Original Payment	$1,078.00	$1,077.95
XXX	Amortizaton Term	491	360
XXX	Maturity Date	XX/XX//2046	XX/XX//2035
XXX	Amortizaton Term	607	480
XXX	Maturity Date	XX/XX//2056	XX/XX//2048
XXX	Note Date	1/XX/2007	1/XX/2008
XXX	Amortizaton Term	455	360
XXX	Maturity Date	XX/XX//2045	XX/XX/2038
XXX	Loan Term	360	480
XXX	Original Payment	$1,130.00	$1,130.39
XXX	Loan Term	360	480
XXX	Original Payment	$935.00	$935.21
XXX	Amortizaton Term	483	360

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Loan #	Data Field	Tape Data	Review Data

XXX	Maturity Date	XX/XX//2052	XX/XX/2035
XXX	Amortizaton Term	515	360
XXX	Maturity Date	XX/XX//2051	XX/XX//2038
XXX	Original Payment	$1,182.00	$1,182.14
XXX	Amortizaton Term	570	360
XXX	Maturity Date	XX/XX//2054	XX/XX//2037
XXX	Original Payment	$1,984.00	$1,984.15
XXX	Amortizaton Term	613	360
XXX	Maturity Date	XX/XX//2057	XX/XX//2035
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX//2052	XX/XX//2036
XXX	Original Payment	$2,628.00	$2,627.72
XXX	Amortizaton Term	540	360
XXX	Loan Term	0	360
XXX	Maturity Date	XX/XX//2051	XX/XX//2036
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX//2051	XX/XX//2038
XXX	Original Payment	$2,500.00	$2,500.13
XXX	Property Address	XXX	XXX
XXX	Amortizaton Term	480	360
XXX	Maturity Date	XX/XX//2046	XX/XX//2036
XXX	Amortizaton Term	557	480
XXX	Maturity Date	XX/XX//2054	XX/XX//2047
XXX	Amortizaton Term	483	480
XXX	Maturity Date	XX/XX//2047	XX/XX//2046
XXX	Original Payment	$2,178.77	$2,182.60

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Loan #	Data Field	Tape Data	Review Data

XXX	Amortizaton Term	543	480
XXX	Loan Term	360	480
XXX	Maturity Date	XX/XX//2052	XX/XX//2047
XXX	Zip Code	XXX	XXX
XXX	Amortizaton Term	563	480
XXX	Maturity Date	XX/XX//2054	XX/XX//2047
XXX	Original Payment	$1,253.17	$2,109.06
XXX	Amortizaton Term	595	360
XXX	Maturity Date	XX/XX//2057	XX/XX//2037
XXX	Original Payment	$2,205.00	$2,205.39
XXX	Amortizaton Term	508	360
XXX	Maturity Date	XX/XX//2050	XX/XX//2037
XXX	Amortizaton Term	617	360
XXX	Maturity Date	XX/XX//2057	XX/XX//2035
XXX	Amortizaton Term	480	432
XXX	First Payment Date	XX/XX//2005	XX/XX/2009
XXX	Loan Term	360	433
XXX	Note Date	6/XX/2005	5/XX/2009
XXX	Original Balance	$XXX	$XXX
XXX	Original Payment	$1,389.48	$1,209.58
XXX	Amortizaton Term	588	360
XXX	Loan Type	10/1 or 10/6 Mos ARM	10 Yr. IO ARM
XXX	Maturity Date	XX/XX//2056	XX/XX//2037
XXX	Loan Term	360	180
XXX	Loan Type	30 Yr. Fixed	15 Yr. Fixed
XXX	Note Date	7/XX/2005	7/XX/2005
XXX	Amortizaton Term	595	480
XXX	Loan Term	360	480
XXX	Maturity Date	XX/XX//2056	XX/XX/2047

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Loan #	Data Field	Tape Data	Review Data

XXX	Original Payment	$935.00	$934.82
XXX	Note Date	6/XX/2007	10/XX/2008
XXX	Original Balance	$XXX	$XXX
XXX	Original Payment	$3,844.27	$3,274.53
XXX	Amortizaton Term	535	360
XXX	Loan Type	7/1 or 7/6 Mos ARM	7 Yr. ARM IO
XXX	Maturity Date	XX/XX/2051	XX/XX//2037
XXX	Note Date	XX/XX//2006	XX/XX//2006
XXX	Zip Code	XXX	XXX
XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	25 Yr. Fixed
XXX	Note Date	7/XX/2005	6/XXX/2005
XXX	Zip Code	XXX	XXX
XXX	Original Payment	$952.00	$951.67
XXX	Amortizaton Term	559	360
XXX	Maturity Date	XX/XX//2057	XX/XX/2035
XXX	Original Payment	$1,564.48	$2,551.69
XXX	Amortizaton Term	579	360
XXX	Original Payment	$2,835.00	$2,834.86
XXX	Amortizaton Term	480	360
XXX	Loan Term	480	360
XXX	Maturity Date	XX/XX//2046	XX/XX//2036
XXX	Loan Term	360	300
XXX	Loan Type	30 Yr. Fixed	25 Yr. Fixed
XXX	Maturity Date	XX/XX//2057	XX/XX//2036
XXX	Amortizaton Term	364	360
XXX	Maturity Date	XX/XX//2037	XX/XX//2037
XXX	Original Payment	$657.00	$657.36

XXX	Original Payment	$1,426.00	$1,425.91

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Loan #	Data Field	Tape Data	Review Data

XXX	Original Payment	$889.00	$888.68
XXX	Note Date	6/XX/2010	6/XX/2010
XXX	Original Payment	$3,490.39	$4,363.58
XXX	Note Date	6/XX/2011	6/XX/2011
XXX	Original Payment	$4,125.00	$5,110.11

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CONCLUSION

Opus CMC found the loans in the audit sample to be compliant with all state and federal regulations with the exception of those loans noted within.

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DISCLAIMER

Opus Capital Markets Consultants, LLC (“Opus CMC”) is a consumer loan and mortgage due- diligence company that performs due diligence services on assets typically held by banking institutions. The due diligence results, analysis, reports and any other information provided by Opus CMC (“Opus Product”) is produced solely for use by its clients. Neither Opus CMC nor, by virtue of any reliance thereon, Opus Product is making any solicitation or recommendation to buy, sell or hold, in any form whatsoever, the consumer loan products or mortgages that are the subject of Opus CMCs due diligence.

Opus CMC is not liable for any investment decisions by any third party. Opus CMC Product has been provided to Opus CMC clients as an information service only. The accuracy or completeness of the information is not warranted and is only as reliable as the sources from which it was obtained.

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EXHIBIT A

Standard Exception	Acknowledged	Active	Cleared
3 day rescission period not provided	36
Affiliated Business Disclosure not provided within 3 business days of application date.	1
APR Under Disclosed	1
FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	6
Failure to obtain Initial Application (1003)	1
Failure to provide Early HELOC Disclosure within 3 business days	8
Failure to Provide Right to Cancel	1
Final TIL not provided	80
Finance Charge Under Disclosed	14
Flood Notice is not signed by all applicants.	1
General Compliance Exception – Missing Lender of Record Date	28
Good Faith Estimate does not disclose all fees charged on the HUD	1
HELOC fees not properly disclosed	25
HUD Homeownership Counseling Disclosure not provided within 3 days of application	1
Loan is subject to Mandatory Arbitration	1
Loan Late Charge Parameters Exceeds State Thresholds	1
Loan originator name and/or NMLS reference number missing on the HELOC Disclosure.	1
Loan originator name and/or NMLS reference number missing on the mortgage.	1
Loan originator organization name and/or NMLS reference number missing on the HELOC Disclosure.	1
Missing Affiliated Business Disclosure	2
Missing Appraisal	69
Missing borrower’s documented Intent to Proceed	1
Missing copy of title	43
Missing Early HELOC Disclosure	19

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Missing evidence of Loan Approval	67
Missing evidence the List of Service Providers (Sch. A to GFE) was provided to borrower	1
Missing Final Application	58
Missing Final HUD-1		24
Missing Good Faith Estimate	2
Missing HUD Homeownership Organization Counseling Disclosure	2
Missing HUD-1 HELOC - compliance testing incomplete	22
Missing Initial Escrow Account Disclosure	2
Missing Initial TIL – MDIA violation (Lender Disclosure)	2
Missing Loan Modification	4
Missing Loan Program Disclosure	2
Missing Mortgage	2
Missing mortgage insurance certificate	3
Missing Note			1
Missing Rate Lock Agreement	2
Missing RESPA Disclosures	3
Missing Right To Cancel Form	39
Missing Servicing Disclosure Statement	2
Missing Special Information Booklet / Home Loan Toolkit	2
Monthly MI Premiums are not Properly Disclosed	1
Prepay Penalty Not Enforceable	2
Right to Cancel form not in file	2
Right to Cancel form not properly executed	7
Texas Equity Additional Test Failure: CLTV is greater than 80% on Texas Equity loan	1
Texas Equity disclosures not compliant.	2
Unable to determine lien status with documentation provided - compliance testing incomplete			26
Grand Total	573	24	27

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EXHIBIT B

High Cost Regulation Summary

➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.
➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
➢	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).
➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
➢	Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).
➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).
➢	North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).
➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.

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➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq.
➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422, 6.1-428.
➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1-411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
➢	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

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